Product Warranties (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Product Warranties Disclosures [Abstract]
Standard product warranty, period	3 years	3 years
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 5,658	$ 3,863	$ 2,400
Additions charged to expense	2,183	3,756	3,572
Warranty claims paid	(1,617)	(1,961)	(2,109)
Ending balance	$ 6,224	$ 5,658	$ 3,863